Note 26. Asset Retirement Obligation (ARO) (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Asset Retirement Obligations [Table Text Block]
As of October 31	2012	2011
Asset retirement obligation – beginning of year	$11,691	$10,598
Liability incurred	-	-
Liability settled	-	-
Incremental ARO	-	-
Accretion expense	906	843
Foreign exchange and other	(27)	250
Asset retirement obligation – end of year	$12,570	$11,691